(Logo: The American Funds Group (R))

The American Funds Tax-Exempt Series I
The Tax-Exempt Fund of Maryland
(Graphics: Map of Maryland)

The Tax-Exempt Fund of Virginia
(Graphic: Map of Virginia)

Annual Report for the year ended July 31, 2000

The Tax-Exempt Fund of Maryland(R) and The Tax-Exempt Fund of Virginia(R) seek a high level of current income free from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are two of the 29 funds in The American Funds Group,(R) the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment for periods ended June 30, 2000 (the most recent calendar quarter), with all distributions reinvested:

Class A Shares
  reflecting 3.75% maximum sales charge

                   Maryland Fund  Virginia Fund
10 years               +5.80%         +5.77%
5 years                +4.34          +4.07
12 months              -2.27          -1.66

Results for Class B shares are not shown because of the brief time between their introduction on March 15 and the end of the Funds' fiscal year. Please see back inside cover for important information about Class A and B shares.

The Funds' 30-day yields for Class A shares as of August 31, 2000, calculated in accordance with the Securities and Exchange Commission formula, were 4.39% for the Maryland Fund and 4.28% for the Virginia Fund. The Funds' distribution rates for Class A shares as of that date were 4.70% and 4.46%, respectively. The SEC yield reflects income each Fund expects to earn based on current holdings, while the distribution rate is based solely on the Fund's past dividends. Accordingly, the Funds' SEC yields and distribution rates may differ. For the latest yields based on actual distributions, call toll-free 800/325-3590.

The figures in this report reflect past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

All investments are subject to certain risks. Investments in the Funds are subject to interest rate fluctuations. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state's tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to Federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

Fellow Shareholders

For the year ended July 31, 2000, you received monthly dividends totaling approximately 74 cents per share from either The Tax-Exempt Fund of Maryland or The Tax-Exempt Fund of Virginia. Income returns from your investment remained very attractive compared to other fixed-income alternatives. The Maryland Fund's tax-free income return of 4.89% with dividends reinvested was the equivalent of 8.75% from a taxable investment if you are in the highest combined Federal, state and local tax bracket of 44.1%.

The Virginia Fund's tax-free income return of 4.75% was the equivalent of 8.35% from a taxable investment if you are in the highest combined Federal and state tax bracket of 43.1%.

However, the value of your shares declined somewhat. The Maryland Fund's share price began the period at $15.57, fell to $14.81 at midyear and finished at $15.12. The Virginia Fund's share price began the year at $15.82, dropped to $15.13 and recovered to $15.57.

If, like most shareholders, you reinvested your dividends, your total return was:

-  2.0% for the Maryland Fund
-  3.2% for the Virginia Fund

Fed rate hikes hurt the Funds

There was considerable volatility in the financial markets during the period, stemming from uncertainty over the Federal Reserve Board's actions to engineer a "soft landing" by slowing economic growth without triggering a recession.

Between July 1999 and May 2000, the Fed raised a key short-term interest rate -- the Federal funds rate, which banks charge each other for overnight loans -- from 5.0% to 6.5%, in several stages. This led to higher yields on short to intermediate Treasury issues. Meanwhile, the government's effort to reduce debt by buying back Treasury bonds with long maturities (10 years or more) led to a perceived shortage of "long bonds." Their prices rose, and yields fell below those of short-term bonds, causing a rare inverted yield curve.

As our fiscal year came to a close, there were signs that the Fed's effort may be succeeding. Further Federal funds rate increases, while not impossible, seemed unlikely. That would be good news for the Funds, because when interest rates increase, existing bonds become less attractive than the newer issues which pay the higher rates.

The Fed's best efforts to bring the soaring economy in for a soft landing after an astonishingly long flight might hit a bump or two. One possibility is a mild general recession -- a good reason, of course, to hold relatively stable investments, such as bonds. Another possibility is a series of rolling recessions from industry to industry. Either way, we feel the strength and diversity in the Funds' portfolios will help you continue to achieve your investment goals.

Relatively low turnover

There were very few changes in the Funds' holdings during the fiscal year. Indeed, there was a 12% turnover in the Maryland Fund: 10 issues were sold or redeemed and five new issues were purchased. In the Virginia Fund, the turnover rate was 22%: 20 issues were sold or redeemed and 13 issues were added.

Part of the reason why turnover in these Funds is relatively low is that we favor a buy-and-hold approach. Another is the relatively small universe of available issues. In 1999, municipal bond issuers in Maryland brought just 96 new issues to market, while the comparable number in Virginia was 170. This trend of relatively few new issues has continued in the first seven months of 2000.

Real estate helped, healthcare hurt

During the past few years, we have invested in a number of land-secured financings of large real estate projects in both Maryland and Virginia. We call them "dirt bonds" because we typically get involved at around the ground-breaking stage. These bonds often pay above-average yields, and several made significant contributions to our results in fiscal 2000. (For more information about how "dirt bonds" work, please see [story below].)

Among new land-secured positions in the Maryland portfolio is National Business Park, an office complex in Anne Arundel County. In Virginia, we added to our holdings in the Dulles Town Center project.

Meanwhile, a number of hospital and healthcare-related issues did poorly -- especially in Maryland, where the Dimensions Health System was downgraded by rating services. Hospitals in Maryland have become somewhat riskier than most because the state's rate system has tended to discourage rate adjustments and there is a strong competitive environment. Over time, we have been reducing our exposure and investing the proceeds into more attractive sectors.

In the Virginia portfolio, on the other hand, hospital holdings have tended to be beneficial. Virginia hospitals represented in the Fund tend to have dominant market positions and have not been significantly affected by cost-reduction pressures from managed- care programs.

Looking ahead

It is hard to say what impact the upcoming presidential election might have on municipal bonds. We will be watching carefully for signs that proposals for tax cuts and/or changes in the healthcare system, in particular, might affect the Funds' holdings. As always, we benefit from unique insights contributed by our Investment Adviser's research office in Washington, D.C. -- a rare resource among mutual funds.

In the meantime, we will continue to focus on minimizing risk and providing you with an income that stays well ahead of inflation over the long haul. Since the Funds' inception on August 14, 1986, both have beaten inflation by a wide margin. The Maryland Fund has produced an average annual compound return of 6.1%, and the Virginia Fund has produced an average annual compound return of 6.3%; inflation has risen an average of 3.3% a year.

We look forward to reporting to you again six months from now.

Sincerely,

(Signature)                        (signature)

James H. Lemon, Jr.                Harry J. Lister
Chairman                           President

September 15, 2000

What are "dirt bonds"?

They're bonds financing real estate developments -- typically issued at the raw land (dirt) stage -- where taxes paid by the ultimate landowners are expected to repay the up-front costs for basic improvements.

Ratings agencies consider these bonds to be riskier than most, because a troubled developer might default on paying the taxes before the landowners move in. The only recourse for bondholders in such situations is foreclosure, which may not recover the full amount invested. Of course, if a developer is experienced, well established and financially strong, the risks are lessened considerably.

Dirt bonds are relatively new in Maryland and Virginia, but have been used for decades in several other states. Ed Nahmias, a Capital Research and Management Company analyst with 18 years of investment experience, researches these issues for both the Maryland and Virginia portfolios. He points to U.S. Home's Heritage Hunt project, in Gainesville, Virginia, as a good example.

"U.S. Home is among the nation's largest developers of active adult communities," Ed says. "They took a one-time horse farm and turned it into one of the few age-restricted communities in the Washington area. First they got the rights to use a 'dirt bond' to finance water and sewer service. Then they built a golf course, a clubhouse and a pool-- all the better to lure prospective tenants. When I visited the property last November, several units had already been pre-sold and a marketing plan was firmly in place. I thought the location was ideal and that U.S. Home's competitors wouldn't be able to match the project's high standard."

The Growth of a $10,000 Investment
(with all distributions reinvested)

The Tax-Exempt Fund of Maryland

Average Annual Compounding Returns<F1>
(for periods ended July 31, 2000)

  1 Year    5 Years  10 Years

  -1.83%    +4.29%    +5.77%

(Graphic: Chart showing the growth of a $10,000 investment on 7/31/90 growing to $19,775 at the rate of the Lehman Brothers Municipal Bond Index
<F2>; to $17,521 with The Tax-Exempt Fund of Maryland; and to $13,236 at the rate of the Consumer Price Index (inflation). All chart points are for fiscal year ended July 31)

The Tax-Exempt Fund of Virginia

Average Annual Compounding Returns<F1>
(for periods ended July 31, 2000)

  1 Year    5 Years  10 Years

  -0.65%    +4.19%    +5.80%

(Graphic: Chart showing the growth of a $10,000 investment on 7/31/90 growing to $19,775 at the rate of the Lehman Brothers Municipal Bond Index
<F2>; to $17,571 with The Tax-Exempt Fund of Virginia; and to $13,236 at the rate of the Consumer Price Index (inflation). All chart points are for fiscal year ended July 31)

PLOT POINTS FOR GRAPHS

Year Ended        Maryland     Virginia     Lehman Bros
July 31           Fund         Fund         Muni Index       CPI
1990              $ 9,625      $ 9,625      $10,000          $10,000
1991               10,341       10,400       10,873           10,445
1992               11,656       11,731       12,367           10,775
1993               12,524       12,586       13,461           11,074
1994               12,702       12,805       13,713           11,380
1995               13,665       13,773       14,792           11,695
1996               14,478       14,525       15,768           12,040
1997               15,857       15,847       17,385           12,308
1998               16,791       16,651       18,427           12,515
1999               17,174       17,019       18,957           12,784
2000               17,521       17,571       19,775           13,236


Results reflect payment of maximum sales charge of 3.75% on the $10,000 investment; thus, the net amount invested was $9,625.

As outlined in the prospectus, the sales charge is reduced for larger investments.

[FN]
<F1> Assumes reinvestment of all distributions and payment of the $3.75%
maximum sales charge at the beginning of the stated periods.

<F2> The index is a national index not limited to Maryland or Virginia bonds. It is unmanaged and does not reflect sales charges, commissions or expenses.

Past results are not predictive of future results.

What Makes the American Funds Different?

As a shareholder in The Tax-Exempt Fund of Maryland or The Tax-Exempt Fund of Virginia, you are also a member of The American Funds Group, the nation's third-largest mutual fund family. You won't find us advertised. Yet thousands of financial advisers recommend the American Funds for their clients' serious money -- money set aside for education, a home, retirement and other important dreams.

What the 29 funds in our group have in common is a commitment to your best interests and the proven approach of our investment adviser, Capital Research and Management Company. In business since 1931, Capital's calling cards include:

A long-term, value-oriented approach:

Rather than follow short-term fads, we rely on our own intensive research to find well-managed companies with reasonably priced securities and solid, long-term potential. Despite our size, we offer relatively few funds compared with many large fund families, allowing us to maintain a careful focus on our objectives and enabling you to benefit from economies of scale.

An unparalleled global research effort:

We opened our first overseas office in 1962, well before most mutual funds began investing internationally. Today, the American Funds draw on one of the industry's most globally integrated research networks. Capital Research spends substantial resources getting to know companies and industries around the world.

A multiple portfolio counselor system:

More than 40 years ago, we developed a unique strategy for managing investments that blends teamwork with individual accountability. Every American Fund is divided among a number of portfolio counselors, each of whom manages his or her portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time, this method has contributed to consistency of results and continuity of management.

Experienced investment professionals:

More than 75% of the portfolio counselors who serve the American Funds were in the investment business before the sharp stock market decline in October 1987. Long tenure and experience through a variety of market conditions mean we aren't "practicing" with your money.

A commitment to low operating expenses:

You can't control market returns, but you can control what you invest in and how much you pay to own it. American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

A Portfolio for Every Investor

Most financial advisers suggest that investors balance their portfolios by investing across several types of investments. Which mix is right for you? That depends on a number of things -- including your risk tolerance, investment time horizon and financial goals. The American Funds Group offers 29 funds with an array of investment objectives to help you and your financial adviser build a portfolio specifically tailored to your needs.

Growth Funds
Emphasis on long-term growth through stocks

AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World Fund(SM)
SMALLCAP World Fund(R)

Growth-and-Income Funds
Emphasis on long-term growth and dividends through stocks

American Mutual Fund(R)
Capital World Growth and Income Fund(SM)
Fundamental Investors(SM)
The Investment Company of America(R)
Washington Mutual Investors Fund(SM)

Equity-Income Funds
Emphasis on above-average income and growth through stocks and/or bonds

Capital Income Builder(R)
The Income Fund of America(R)

Balanced Fund
Emphasis on long-term growth and current income through stocks and bonds

American Balanced Fund(R)

Income Funds
Emphasis on current income through bonds

American High-Income Trust(SM)
The Bond Fund of America(SM)
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities Fund(SM)

Tax-Exempt Income Funds
Emphasis on tax-free current income through municipal bonds

American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of America(SM)
The Tax-Exempt Bond Fund of America(R)

State-specific tax-exempt funds:

The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

Money Market Funds
Seek stable monthly income through money market instruments

The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of America(SM)
The U.S. Treasury Money Fund of America(SM)


We also offer a full line of retirement plans and variable annuities.

For more complete information about any of the funds, including charges and expenses, please obtain a prospectus from your financial adviser, download one from our Web site at www.americanfunds.com or phone the funds' transfer agent, American Funds Service Company at 800/421-0180. Please read the prospectus carefully before you invest or send money. For more information, ask your financial adviser for a copy of our brochure A Portfolio for Every Investor.

The Tax-Exempt Fund of Maryland
As of July 31, 2000

(Graphic: Map of Maryland)

Quality Diversification:
Moody's/S&P Ratings (best of either)

(Graphic: Pie Chart showing the following percentages)

Aaa/AAA                          39.1%
Aa/AA                            13.0%
A/A                              11.2%
Baa/BBB                          10.4%
Lower than BBB or not rated      018.2%
Cash and Equivalents             08.1%

Maturity Diversification<F1>:

(Graphic: Pie Chart showing the following percentages)

Under 1 year           08.1%
1 to 10 years          53.7%
10+ to 20 years        24.3%
20+ to 30 years         12.5%
30+ years               1.4%

Average Life<F2>  10.06 years

[FN]
<F1> Securities are included at pre-refunded dates, not maturity dates.
<F2> Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund is 11.76 years.

Why triple tax-free investing can be worthwhile

                                 Tax-free yields vs. taxable yields

              Your taxable income                      Combined          In Maryland, a tax-exempt yield of:
                                                      Federal and           4%       5%       6%       7%
          Single                   Joint           MD tax rate<F1>     is equivalent to a taxable yield of:
    $  3,000 -  26,250      $  3,000 -  43,850          21.4%              5.1%     6.4%     7.6%     8.9%
      26,251 -  63,550        43,851 - 105,950          33.4               6.0      7.5      9.0     10.5
      63,551 - 132,600       105,951 - 161,450          36.2               6.3      7.8      9.4     11.0
     132,601 - 288,350       161,451 - 288,350          40.8               6.8      8.4     10.1     11.8
        Over   288,350          Over   288,350          44.1               7.2      8.9     10.7     12.5

<F1>Based on 2000 Federal and 2000 Maryland state and county tax rates (at
7.5% individually calculated for each bracket and averaged to fit within Federal brackets). The rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable at certain taxable income levels.

To use this table, find your estimated taxable income to determine your combined Federal and Maryland tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the Fund's 4.70% tax-free distribution rate in August.

Because of tax increases in recent years, many high-income investors are finding that their returns on taxable fixed-income issues have to be even higher to match those currently offered by tax-exempt municipals. For instance, a couple with a taxable income of $150,000 faces a combined Federal and Maryland tax rate of 36.2%. In this bracket, the Fund's current 4.70% distribution rate would be equivalent to a return on a taxable fixed-income investment of 7.37%.

The Tax-Exempt Fund of Maryland
Investment Portfolio
July 31, 2000


                                                              Principal
                                                               Amount     Market
                                                                (000)      Value
Tax-Exempt Securities Maturing in More than One Year -- 91.93%
College & University Revenue -- .88%
Frederick County, College Revenue Bonds (Hood College Project),
Series 1990:
  7.05% 2004                                                 $   410 $   418,889
  7.05% 2005                                                     455     464,864
                                                                         883,753

Escrowed to Maturity -- 4.06%

Maryland Health and Higher Educational Facilities Authority:
  Good Samaritan Hospital Issue, Revenue Bonds,
  Series 1993, 5.70% 2009                                      1,000   1,048,720

  Howard County, General Hospital Issue, Series 1993:
  5.50% 2013                                                   2,000   2,040,500
  5.50% 2021                                                   1,000   1,000,200
                                                                       4,089,420

General Obligations (Local) -- 1.11%

Harford County Consolidated Public Improvement Bonds,
Series 1992, 5.80% 2010                                          100     103,607

Montgomery County, Consolidated Public Improvement Bonds,
Series 2000 A, 5.30% 2013                                      1,000   1,016,670
                                                                       1,120,277

General Obligations (State) -- 4.05%

Maryland General Obligation Bonds, State and Local
Facilities,Second Series Loan of 1999:
  5.00% 2011                                                     500     502,910
  5.25% 2012                                                   2,000   2,036,440
Commonwealth of Puerto Rico, Public Improvement
Refunding Bonds, Series 1998, 5.00% 2007                       1,500   1,537,380
                                                                       4,076,730

Hospital & Health Facilities Revenue -- 5.43%

Maryland Health and Higher Educational Facilities Authority:
  Suburban Hospital Issue, Revenue Refunding Bonds,
  Series 1993, 5.125% 2021                                     1,500   1,274,205

  University of Maryland Medical System Issue, Revenue Bonds,
  Series 2000, 6.75% 2030                                      2,000   2,043,220

Prince George's County (Dimensions Health Corporation Issue):
  Hospital Revenue Bonds, Series 1992, 7.20% 2006                215     220,143

  Project and Refunding Revenue Bonds, Series 1994,
  5.375% 2014                                                  2,985   1,924,728
                                                                       5,462,296

Housing Finance Authority Revenue -- 11.76%

Maryland Community Development Administration, Department of
Housing and Community Development:
  Residential Revenue Bonds, 1998 Series B, AMT:
    5.00% 2008                                                 1,610   1,598,328
    5.00% 2009                                                 1,680   1,658,227

  Single-Family Program Bonds, First Series 1994:
    5.80% 2009                                                 2,000   2,019,980
    5.70% 2017                                                 2,085   2,091,922

Montgomery County, Housing Opportunities Commission,
Single Family Mortgage Revenue Bonds Series:
  1998 B, 4.80% 2009                                             600     582,606
  1997 A, 5.50% 2009                                             650     671,235
  1998 B, 4.90% 2010                                             500     490,440

Prince George's County Housing Authority, GNMA/FNMA
Collateralized Single Family Mortgage Bonds, Series A, AMT:
  1998, 4.65% 2019                                             1,985   1,946,948
  1994, 6.60% 2025                                               745     761,144

Commonwealth of Puerto Rico Housing Finance Corporation,
Single Family Mortgage Revenue Bonds, 1st Portfolio,
Series 1988 B, 7.65% 2022                                         25      25,547
                                                                      11,846,377

Industrial Development Revenue -- 1.51%

Mayor and City Council of Baltimore, Port Facilities Revenue
Bonds (Consolidation Coal Sales Company Project), Series 1984 B,
6.50% 2011                                                       500     527,275

Puerto Rico Ports Authority, Special Facilities Revenue Bonds
(American Airlines, Inc. Project), Series 1996 A,
AMT, 6.25% 2026                                                1,000     991,040
                                                                       1,518,315

Insured -- 16.18%

City of Baltimore, Project and Refunding Revenue Bonds
(Water Projects), Series 1994 A, FGIC Insured:
  6.00% 2015                                                   1,500   1,617,705
  5.00% 2024                                                   1,220   1,133,978

Calvert County, Economic Development Refunding Revenue Bonds
(Asbury-Solomons Island Facility), Series 1997, MBIA Insured:
  5.00% 2009                                                   1,000   1,014,710
  5.00% 2017                                                   1,000     948,940
  5.00% 2027                                                   1,000     910,670

Carroll County, Revenue Bonds, EMA Obligated Group Issue
(Fairhaven and Copper Ridge), Series 1999 A, 5.50% 2019        1,265   1,241,256

City of Frederick, General Improvement Bonds, 1992 Refunding
Series, FGIC Insured, 6.125% 2008                                890     932,916

Maryland Health and Higher Educational Facilities Authority:
  Medlantic/Helix Health Issue, Revenue Bonds AMBAC Insured,
  Series 1998 A, 5.25% 2038                                    1,500   1,396,590

  Mercy Medical Center Issue Project and Refunding Revenue
  Bonds, Series 1996, FSA Insured, 6.50% 2013                  2,000   2,235,240

Prince George's County, Solid Waste Management System
Revenue Bonds, Series 1993, FSA Insured, 6.50% 2007            2,000   2,121,100

Commonwealth of Puerto Rico, MBIA Insured, Electric & Power
Authority, Series 1995 Y, 7.00% 2007                           1,000   1,144,900

Washington Metropolitan Area Transit Authority, Gross Revenue
Transit Refunding Bonds, FGIC Insured, Series 1993, 6.00% 2008 1,480   1,595,262
                                                                      16,293,267

Life Care Facilities Revenue -- 7.46%

Maryland Health and Higher Educational Facilities Authority,
Refunding and Project Revenue Bonds, Roland Park Place Issue,
Series 1999:
  5.45% 2012                                                   1,000     952,780
  5.50% 2014                                                   1,525
   1,418,280

Maryland Health and Higher Educational Facilities Authority,
First Mortgage Revenue Bonds, PUMH of Maryland, Inc. Issue
(Heron Point of Chestertown), Series 1998 A:
  5.75%, 2019                                                  1,500   1,308,615
  5.75%, 2026                                                  1,640   1,392,770

Prince George's County, Refunding Revenue Bonds, Collington
Episcopal Life Care Community,Inc.,Series 1994 A, 6.00% 2013   2,500   2,434,950
                                                                       7,507,395
Multi-Family Housing -- 5.22%

Montgomery County, Maryland Housing Opportunities
Commission, Multi-Family Revenue Bonds, Series:
  1995 A, 6.10% 2015                                           2,025   2,063,698
  1994 A-2, 7.50% 2024                                         2,000   2,063,180

Prince George's County, Mortgage Revenue Bonds (GNMA
Collateralized-Langley Gardens Apartments Project),
Series 1997 A,5.60% 2017                                       1,130   1,131,853
                                                                       5,258,731

Pre-Refunded<F1> -- 10.70%

Calvert County, Economic Development Revenue Bonds (Asbury-
Solomons Island Facility), Series 1995, 8.625% 2024 (2005)     2,300   2,680,052

Frederick County, Public Facilities Bonds, Series 1991 B,
6.30% 2011 (2002)                                              1,370   1,442,103

Harford County, Consolidated Public Improvement Bonds,
eries 1992, 5.80% 2010 (2002)                                  1,400   1,463,700

Maryland Health and Higher Educational Facilities Authority:
  (Charity Obligated Group-Daughters of Charity National
  Health System), Hospital Revenue Bonds, Series 1997 D,
  4.60% 2026 (2003)<F2>                                        1,695   1,697,576

  Memorial Hospital of Cumberland Issue, Revenue Refunding
  Bonds, Series 1992, 6.50% 2010 (2004)                          750     799,815

  Suburban Hospital Issue Revenue Bonds, Series 1992,
  6.50% 2017 (2002)                                              500     528,130

Prince George's County, Hospital Revenue Bonds (Dimensions
Health Corporation Issue), Series 1992, 7.20% 2006 (2002)      1,035   1,106,208

Commonwealth of Puerto Rico, Public Improvement Bonds of 1992,
MBIA Insured, 6.50% 2009 (2002)                                1,000   1,057,160
                                                                      10,774,744

Resource Recovery -- 7.33%

Maryland Energy Financing Administration, Limited Obligation
Solid Waste Disposal Revenue Bonds (Wheelabrator Water Techno-
Logies Baltimore L.L.C. Projects),1996 Series,AMT,6.30% 2010   3,500   3,653,931

Montgomery County, Northeast Maryland Waste Disposal Authority,
  Solid Waste Revenue Bonds, Series A, AMT:
  6.00% 2006                                                   1,115   1,154,716
  6.00% 2007                                                   1,000   1,034,780
  Series 1993, 6.30% 2016                                      1,500   1,534,620
                                                                       7,378,047

Special Obligations -- 6.54%

Montgomery County:
  Revenue Authority, Golf Course System Revenue Bonds,
  Series 1996 A, 6.00% 2014                                    2,355   2,244,692

  Special Obligation Bonds (Kingsview Village Center
  Development District), Series 1999, 6.90% 2021               2,410   2,413,471

Virgin Islands Public Finance Authority, Revenue and Refunding
Bonds (Virgin Islands Matching Fund Loan Notes), Series 1998 A:
  5.20% 2009                                                   1,000     967,020
  5.20% 2010                                                   1,000     959,060
                                                                       6,584,243

Tax Allocation -- 1.99%

Anne Arundel County, Special Obligation Bonds (Arundel Mills
Project), Series 1999, 7.10% 2029                              2,000   2,007,360

Tax Assessment Bonds -- 4.55%

Anne Arundel County, Special Obligation Bonds (National
Business Park Project), Series 2000, 7.375% 2028               1,500   1,517,640

Frederick County, Special Obligation Bonds (Urbana Community
Development Authority), Series 1998, 6.625% 2025               1,000     961,110

Prince George's County, Special Obligation Bonds (Woodview
Village Infrastructure Improvements), Series 1997 A,
8.00% 2026                                                     1,940   2,106,704
                                                                       4,585,454

Turnpikes & Toll Roads Revenue -- 1.05%

Maryland Transportation Authority Facilities Project,
Transportation Facilities Projects Revenue Bonds,
Series 1992, 5.80% 2006                                        1,000   1,058,580

Water & Sewer Revenue -- 2.11%
Maryland Water Quality Financing Administration, Revolving
Loan Fund Revenue Bonds, Series 1991 B, 0% 2005                  700     546,490

Washington Suburban Sanitary District, Refunding Bonds,
Series 1997, 5.75% 2017                                        1,510   1,578,916
                                                                       2,125,406

TOTAL TAX-EXEMPT SECURITIES MATURING IN
MORE THAN ONE YEAR (cost: $92,374,000)                                92,570,395

Tax-Exempt Securities Maturing in One Year or Less -- 6.65%

Hospital Facilities -- 1.39%

Maryland Health and Higher Education Facilities Authority,
Pooled Loan Program Revenue Bonds, Series 1994 D,
3.95% 2024<F3>                                                 1,400   1,400,000

Industrial Development Revenue -- 3.18%

Maryland Energy Financing Administration, Limited Obligation
Solid Waste Disposal Facility Revenue Bonds (Cimenteries
CBR S.A. Project), Series 2000, 3.40% 20353                    3,200   3,200,000

Pre-Refunded<F1> -- 2.08%

Maryland Health and Higher Education Facilities Authority,
University of Maryland Medical System Issue, Revenue
Bonds, Series 1991 A, FGIC Insured, 6.50% 2021 (2001)          1,000   1,019,390

University of Maryland System Auxiliary Facility and Tuition
Revenue Bonds, Series 1992 A, 6.30% 2009 (2001)                1,050   1,081,133
                                                                       2,100,523

TOTAL TAX-EXEMPT SECURITIES MATURING IN
ONE YEAR OR LESS (cost: $6,623,000)                                    6,700,523

TOTAL TAX-EXEMPT SECURITIES (cost: $98,997,000)                       99,270,918

Excess of cash and receivables over payables                           1,428,349

NET ASSETS                                                          $100,699,267


[FN]
<F1> Parenthetical year represents date of pre-refunding.
<F2> Valued in the market on the basis of its effective maturity (shown in parentheses) -- that is, the date at which the investor must put the security to the issuer for redemption.
<F3> Coupon rate changes periodically.

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland Financial Statements

(Graphic: Map of Maryland)

Statement of Assets and Liabilities
July 31, 2000
(dollars in thousands)

Assets:

Tax-exempt securities:
  Maturing in more than one year
    (cost: $92,374)                                                      $92,570
  Maturing in one year or less
    (cost: $6,623)                                                         6,701

Cash                                                                          72

Receivables for --
  Sales of investments                                            $200
  Sales of Fund's shares                                           464
  Interest                                                         941     1,605
                                                                         100,948

Liabilities:

Payables for --
  Repurchases of Fund's shares                                       4
  Dividends                                                        140
  Management services                                               37
  Other expenses                                                    68       249

Net Assets at July 31, 2000                                             $100,699

Shares of beneficial interest issued
  and outstanding (unlimited
  shares authorized)

Class A shares:
  Net assets                                                             $99,518
Shares outstanding                                                     6,579,771
Net asset value per share                                                 $15.12

Class B shares:
  Net assets                                                              $1,181
Shares outstanding                                                        78,115
Net asset value per share                                                 $15.12

Statement of Operations
For the year ended July 31, 2000
(dollars in thousands)

Investment Income:
Income:
  Interest on tax-exempt securities                                       $5,787

Expenses:
    Investment adviser fee                                     $   243
  Business management fee                                          196
  Distribution expenses - Class A                                  251
  Distribution expenses - Class B                                    1
  Transfer agent fee - Class A                                      56
  Transfer agent fee - Class B                                      --
  Reports to shareholders                                           21
  Registration statement and prospectus                             15
  Postage, stationery and supplies                                   7
  Trustees' fees                                                     7
  Auditing and legal fees                                           27
  Custodian fee                                                      5
  Other expenses                                                     1       830

Net investment income                                                      4,957

Realized Loss and Unrealized Appreciation on Investments:

Net realized loss                                                          (243)
Net unrealized appreciation:
  Beginning of year                                              3,121
  End of year                                                      274
    Net change in unrealized appreciation                                (2,847)

Net realized loss and change in
  unrealized appreciation                                                (3,090)

Net Increase in Net Assets
  Resulting from Operations                                               $1,867


See Notes to Financial Statements

Statement of Changes in Net Assets
  Year ended July 31
(dollars in thousands)                                             2000     1999

Operations:

Net investment income                                         $  4,957  $  4,981
Net realized (loss) gain on investments                          (243)        11
Net change in unrealized appreciation
  on investments                                               (2,847)   (2,767)

  Net increase in net assets resulting
    from operations                                              1,867     2,225

Dividends and Distributions Paid to Shareholders:

Dividends from net investment income:
  Class A                                                      (4,952)   (4,983)
  Class B                                                          (5)        --
Distributions from net realized gain on investments:
  Class A                                                           --     (623)
  Class B                                                           --        --

  Total dividends and distributions                            (4,957)   (5,606)

Capital Share Transactions:

Proceeds from shares sold                                       18,920    22,658
Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on investments                            3,027     3,694
Cost of shares repurchased                                    (28,542)  (14,037)
  Net (decrease) increase in net assets
  resulting from capital share
  transactions                                                 (6,595)    12,315

Total (Decrease) Increase in Net Assets                        (9,685)     8,934

Net Assets:
Beginning of year                                              110,384   101,450
End of year                                                   $100,699  $110,384

The Tax-Exempt Fund of Maryland Per-Share Data and Ratios
(Graphic: Map of Maryland)

                             Net gains
                             (losses) on                                                       Net
             Net             securities   Total              Distri-           Net           assets,            Ratio
            asset              (both      from    Dividends  butions          asset          end of  Ratio of  of  net
  Year     value,      Net    realized   invest.  (from net   (from   Total  value,   Total   year   exp. to   inc. to  Portfolio
  ended   beginning  invest.   and un-    oper-    invest.   capital distri- end of  return    (in   avg. net avg. net  turnover
 July 31   of year   income   realized)  ations    income)   gains)  butions  year    <F1>  millions) assets   assets     rate

Class A:
  2000     $15.57    $.74<F2> $(.45)<F2>   $.29     $(.74)  $ --      $(.74) $15.12   2.02% $100       .82%    4.92%    11.98%<F3>
  1999      16.04     .74      (.37)        .37      (.74)     (.10)   (.84)  15.57   2.28   110       .78     4.63     11.38
  1998      16.02     .78       .14         .92      (.78)     (.12)   (.90)  16.04   5.89   101       .79     4.84     10.30
  1997      15.39     .79       .63        1.42      (.79)    --       (.79)  16.02   9.52    87       .82     5.08     15.27
  1996      15.29     .80       .10         .90      (.80)    --       (.80)  15.39   5.95   80        .81     5.14     16.01

Class B:
  2000<F4>  15.01     .16<F2>   .18<F2>     .34      (.23)    --       (.23)  15.12   2.15     1      1.53<F5> 4.21<F5> 11.98<F3>

<F1> Total returns exclude all sales charges, including contingent deferred sales charges.
<F2> Based on average shares outstanding.
<F3> Represents portfolio turnover rate (equivalent for all share classes) for the year ended July 31, 2000.
<F4> Per-share data from March 15, 2000 when Class B shares were first offered for sale.
<F5> Annualized.

The Tax-Exempt Fund of Virginia
As of July 31, 2000

(Graphic: Map of Virginia)

Quality Diversification:
Moody's/S&P Ratings (best of either)

(Graphic: Pie Chart showing the following percentages:)

Aaa/AAA                       38.1%
Aa/AA                         31.1%
A/A                            7.1%
Baa/BBB                        4.1%
Lower than BBBor not rated    10.9%
Cash and Equivalents           8.7%

Maturity Diversification<F1>:
(Graphic: Pie Chart showing the following percentages:)

Under 1 year                   8.7%
1 to 10 years                 48.0%
10+ to 20 years               35.8%
20+ to 30 years                7.5%

Average Life<F2> 9.74 years

<F1> Securities are included at pre-refunded dates, not maturity dates.
<F2> Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Virginia Fund is 10.65 years.

Why double tax-free investing can be worthwhile


                                 Tax-free yields vs. taxable yields

              Your taxable income                      Combined          In Virginia, a tax-exempt yield of:
                                                      Federal and           4%       5%       6%       7%
          Single                   Joint           VA tax rate<F1>     is equivalent to a taxable yield of:
    $  3,000 -   5,000      $  3,000 -   5,000          17.6%              4.9%     6.1%     7.3%     8.5%
    $  5,001 -  17,000      $  5,001 -  17,000          19.3               5.0      6.2      7.4      8.7
    $ 17,001 -  26,250      $ 17,001 -  43,850          19.9               5.0      6.2      7.5      8.7
    $ 26,251 -  63,550      $ 43,851 - 105,950          32.1               5.9      7.4      8.8     10.3
    $ 63,551 - 132,600      $105,951 - 161,450          35.0               6.2      7.7      9.2     10.8
    $132,601 - 288,350      $161,451 - 288,350          39.7               6.6      8.3     10.0     11.6
        Over   288,350          Over   288,350          43.1               7.0      8.8     10.5     12.3

<F1> Based on 2000 Federal and 2000 Virginia tax rates (at 3% to 5.75%
individually calculated for each bracket and averaged to fit within Federal brackets). The rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable at certain taxable income levels.

To use this table, find your estimated taxable income to determine your combined Federal and Virginia tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the Fund's 4.46% tax-free distribution rate in August.

Because of tax increases in recent years, many high-income investors are finding that their returns on taxable fixed-income issues have to be even higher to match those currently offered by tax-exempt municipals. For instance, a couple with a taxable income of $150,000 faces a combined Federal and Virginia tax rate of 35.0%. In this bracket, the Fund's current 4.46% distribution rate would be equivalent to a return on a taxable fixed-income investment of 6.86%.

The Tax-Exempt Fund of Virginia
Investment Portfolio
July 31, 2000

(Graphic: Map of Virginia)



                                                              Principal
                                                               Amount     Market
                                                                (000)      Value

Tax-Exempt Securities Maturing in More than One Year -- 91.34%
Airports -- 1.36%

Metropolitan Washington Airports Authority, Airport System
Revenue and Refunding Bonds, Series 1998 B AMT, 5.50% 2007    $1,500 $ 1,556,940

College & University Revenue -- 1.72%

Virginia College Building Authority, Educational Facilities
Revenue Bonds (21st Century College Program),
Series 1998, 5.00% 2017                                        1,000     938,410
Virginia Polytechnic Institute and State University,
University ServicesSystem and General Revenue Pledge Bonds,
Series 1996 C, 5.35% 2009                                      1,000   1,031,210
                                                                       1,969,620

Escrowed to Maturity -- 2.44%

Industrial Development Authority of the City of Norfolk,
Hospital Revenue Bonds (Daughters of Charity National Health
System-DePaul Medical Center), Series 1992 A:
  6.20% 2002                                                   1,700   1,723,239
  6.50% 2007                                                   1,000   1,060,530
                                                                       2,783,769

General Obligations (Local) -- 9.29%

Arlington County:
  Public Improvement Bonds, Series 1996, 6.00% 2011            1,000   1,091,980
  Refunding Bonds, Series 1993, 6.00% 2012                     1,000   1,090,770

Chesapeake Refunding Bonds, Series 1993, 5.40% 2008            1,000   1,046,690

Hampton Public Improvement Refunding Bonds, Series:
   2000, 5.25% 2011                                            1,000   1,025,570
  1998, 5.00% 2013                                             2,240   2,212,359
  1998, 5.00% 2014                                             2,960   2,904,529

Leesburg Refunding Bonds, Series 1993, 5.60% 2008              1,195   1,236,251
                                                                      10,608,149

Hospital & Health Facilities Revenue -- 11.18%

Industrial Development Authority of the Town of Abingdon,
Hospital Facility Revenue and Refunding Bonds
(Johnston  Memorial Hospital), Series 1998:
  5.00% 2008                                                   1,015     991,949
  5.00% 2009                                                   1,020     988,920

Fairfax County:
  Industrial Development Authority, Health Care Revenue
  Refunding Bonds (INOVA Health System Project),
Series 1998 A, 5.00% 2011                                      1,500   1,463,325

  Industrial Development Authority, Hospital Revenue
  Refunding  Bonds (INOVA Health Systems Hospital Project),
  Series 1993 A:
    5.00% 2007                                                   750     754,185
    5.25% 2019                                                 2,500   2,408,200
    5.00% 2023                                                   500     457,500

Industrial Development Authority of Halifax County,
Hospital Refunding Revenue Bonds (Halifax Regional
Hospital, Inc.), Series 1998:
  4.65% 2007                                                     600
                                                                         555,252
  4.80% 2009                                                   1,000     919,550
  5.00% 2011                                                   1,000     919,460

Industrial Development Authority of Henry County, Hospital
Revenue Bonds (Memorial Hospital of Martinsville and
Henry County), Series 1997, 6.00% 2017                         1,000   1,014,110

Peninsula Ports Authority, Health System Revenue and
Refunding Bonds (Riverside Health System Project), Series:
  1992 A, 5.00% 2008                                           1,200   1,198,008
  1998, 5.00% 2009                                             1,100   1,093,312
                                                                      12,763,771

Housing Finance Authority Revenue -- 3.59%

Commonwealth of Puerto Rico Housing Finance Corporation,
SingleFamily Mortgage Revenue Bonds, 1st Portfolio,
Series 1988 B, 7.65% 2022                                         35      35,766

Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series:
  1994 H, Sub-Series H-1, 6.10% 2003                             500     507,285
  1998 E, Sub-Series E-1, 4.50% 2005                           1,190   1,172,650
  2000 A AMT, Sub-Series A-3, 5.55% 2006                         730     744,549
  2000 A AMT, Sub-Series A-1, 5.65% 2010                       1,605   1,633,938
                                                                       4,094,188

Industrial Development Revenue -- 2.40%

Industrial Development Authority of the County of Henrico,
Solid Waste Disposal Revenue Bonds (Browning-Ferris
Industries of South Atlantic,Inc. Project),Series 1996 A AMT:
  5.30% 2011                                                   1,000     916,550
  5.45% 2014                                                   1,000     836,570

Puerto Rico Ports Authority, Special Facilities Revenue
Bonds (American Airlines, Inc. Project), Series 1996 A AMT,
6.25% 2026                                                     1,000     991,040
                                                                       2,744,160

Insured -- 23.30%

Industrial Development Authority of Arlington County, Resource
Recovery Revenue Bonds (Alexandria/Arlington Waste-to-Energy
Facility), Ogden Martin Systems of Alexandria/Arlington, Inc.
Project, Series 1998 B, FSA Insured AMT, 5.375% 2012           3,000   3,025,351

Industrial Development Authority of Danville, Hospital
Revenue Bonds (Danville Regional Medical Center),
Series 1998, AMBAC Insured:
  5.25% 2012                                                   1,995   2,008,227
  5.25% 2013                                                   2,000   1,998,900
Industrial Development Authority of Fairfax County, Hospital
Revenue Refunding Bonds (INOVA Health System Hospitals
Project),Series 1993 A, FSA Insured, 5.25% 2019                1,000     968,980

Fairfax County Redevelopment and Housing Authority,
Multifamily Housing Revenue Bonds (Grand View Apartments
Project), Series 1998 A, FHA Insured, 5.05% 2010               1,000     962,020

Industrial Development Authority of the County of Hanover,
Hospital Revenue Bonds (Memorial Regional Medical Center
Project at Hanover Medical Park), Series 1995, MBIA Insured:
  6.50% 2010                                                   1,375   1,534,486
  6.375% 2018                                                  1,500   1,639,515

Industrial Development Authority of Loudoun County, Hospital
Revenue Bonds, FSA Insured, 6.00% 2005                         1,000   1,054,450

Industrial Development Authority of the City of Norfolk,
Health Care Revenue Bonds (Bon Secours Health System),
Series 1997,  MBIA Insured, 5.00% 2007                         1,250   1,266,625

Northern Virginia Transportation District Commission
(Virginia Railway Express Project), Commuter Rail Revenue
Refunding Bonds,Series 1998, FSA Insured:
  5.375% 2011                                                  1,000   1,026,240
  5.375% 2014                                                  1,000   1,003,000

Pamunkey Regional Jail Authority, Jail Facility Revenue
Bonds, Series 1996, MBIA Insured, 5.70% 2010                   1,000   1,049,590

Industrial Development Authority of the County of Prince
William, Hospital Facility Refunding Revenue Bonds (Potomac
HospitalCorporation of Prince William), Series 1998,
FSA Insured, 5.00% 2018                                        1,000
                                                                         920,820

Richmond Metropolitan Authority, Expressway Revenue and
Refunding Bonds, FGIC Insured, Series 1998, 5.25% 2012         1,000   1,018,210

Industrial Development Authority of Russell County,
Pollution Control Revenue Bonds (Appalachian Power Company
Project),Series H, MBIA Insured, 5.00% 2021                    1,110   1,011,698

Southeastern Public Service Authority, Senior Revenue
Refunding Bonds, Series 1998, AMBAC Insured, 5.00% 2015        3,000   2,900,371

City of Virginia Beach Development Authority, Hospital
Revenue Bonds (Virginia Beach General Hospital Project),
Series 1993,  AMBAC Insured, 6.00% 2011                        1,000   1,079,850

Virginia College Building Authority, Educational Facilities
Revenue and Refunding Bonds (Hampton-Sydney CollegeProject),
Series 1998, MBIA Insured, 5.00% 2016                          1,180   1,124,151

Metropolitan Washington Airports Authority, Airport System
Revenue and Refunding Bonds, Series 1998, MBIA Insured AMT,
5.25% 2010                                                     1,000   1,018,470
                                                                      26,610,954

Lease Revenue (State) -- 1.78%

Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series:
  1998 B, 5.00% 2010                                           1,000   1,007,540
  2000 A, 5.75% 2016                                           1,000   1,028,720
                                                                       2,036,260

Life Care Facilities Revenue -- 2.66%

Fairfax County Economic Development Authority, Retirement
Community Revenue Bonds (Greenspring Village, Inc. Facility),
Series 1999 A:
  6.75% 2012                                                     500     494,635
  7.50% 2029                                                   2,500   2,543,100
                                                                       3,037,735

Multi-Family Housing -- 4.10%

Virginia Housing Development Authority, Multi-Family
Housing Bonds, Series:
  1998 I-AMT, 4.60% 2009                                       1,320   1,261,207
  1998 I-AMT, 4.70% 2010                                       1,240   1,185,043
  1997 B-AMT, 5.80% 2010                                       1,185   1,228,063
  1996 B, 5.95% 2016                                           1,000   1,011,880
                                                                       4,686,193

Pre-Refunded<F1> -- 9.59%

Danville Industrial Development Authority, Hospital Revenue
Bonds, Danville Regional Medical Center, Series 1994,
FGIC Insured,  6.00% 2007 (2004)                               1,000   1,061,710

Fairfax County Industrial Development Authority,
Hospital Revenue Bonds (Fairfax Hospital System Project),
INOVA Health Systems, Series 1991 C, 6.801% 2023 (2001)        1,000   1,041,600

Newport News General Obligation, Water Bonds, Series A 1992,
6.125% 2009 (2002)                                             1,170   1,223,317

Peninsula Ports Authority:
  Health Care Facilities Revenue and Refunding Bonds
  (Mary Immaculate Project), 1994 Series, 6.875% 2010 (2004)   1,900   2,078,125

  Health System Revenue and Refunding Bonds (Riverside Health
  System Project), Series 1992 A, 6.625% 2010 (2002)           1,300   1,374,373

Roanoke Valley Resource Authority, Solid Waste System Revenue
Bonds, Series 1992, 5.75% 2012 (2002)                          1,500   1,564,635

Virginia Beach, Virginia Development Authority (Sentara
Bayside Hospital), 6.60% 2009 (2001)                           1,000   1,046,090

Virginia College Building Authority Educational Facilities
Revenue Bonds (Marymount University Project), Series 1992,
6.875% 2007 (2002)                                             1,485   1,564,463
                                                                      10,954,313

Pollution Control  -- 1.53%

Industrial Development Authority of the County of Charles
City, Solid Waste Disposal Facility Revenue Refunding Bonds
(USA Wasteof Virginia, Inc. Project), Series 1999,

4.875% 2009                                                    2,000   1,743,960

Special Obligations -- 1.73%

Virgin Islands Public Finance Authority, Revenue and
Refunding Bonds (Virgin Islands Matching Fund Loan Notes),
Series:
  1998 C, 5.50% 2007                                           1,000   1,003,150
  1998 A, 5.20% 2009                                           1,000     967,020
                                                                       1,970,170

State Appropriation -- 1.43%

Big Stone Gap, Redevelopment and Housing Authority,
Commonwealth of Virginia Correctional Facility Lease Revenue
Bonds (Wallens Ridge Development Project), Series 1995,
5.25% 2010                                                     1,600   1,629,744

State Authority -- 3.20%

Virginia Public School Authority, School Financing Bonds:
  (1997 Resolution), Series 1998 A, 5.25% 2007                 2,000   2,065,580
  (1991 Resolution), Series 1994 A, 6.20% 2014                 1,500   1,591,125
                                                                       3,656,705

Tax Assessment Bonds -- 6.67%

Dulles Town Center, Community Development Authority (Loudoun
County), Special Assessment Bonds (Dulles Town Center
Project), Series 1998, 6.25% 2026                              2,500   2,319,950

Heritage Hunt Commercial Community Development Authority
(Prince William County), Special Assessment Bonds, Series:
  1999 A, 6.85% 2019                                           2,500   2,497,200
  1999 B, 7.00% 2029                                             500     496,295

Virginia Gateway, Community Development Authority(Prince
William County), Special Assessment Bonds, Series 1999,
6.25% 2026                                                     2,500   2,305,825
                                                                       7,619,270

Water & Sewer Revenue -- 3.37%

Chesterfield County Water and Sewer Revenue Refunding Bonds,
Series 1992, 6.375% 2009                                       1,250   1,317,437


City of Richmond, Public Utility Revenue and Refunding Bonds,
Series 1998 A, 5.25% 2009                                      1,500   1,541,700

Fairfax County Water Authority, Water Refunding Revenue Bonds,
Series 1997, 5.00% 2021                                        1,000     936,880

Virginia Resources Authority, Water and Sewer System Revenue
Bonds (Pooled Loan Program), Series 1986 A, 7.50% 2017            50      50,368
                                                                       3,846,385

TOTAL TAX-EXEMPT SECURITIES MATURING IN
MORE THAN ONE YEAR (cost: $103,762,000)                              104,312,286

Tax-Exempt Securities Maturing in One Year or Less -- 7.31%

Hospital & Health Facilities Revenue -- 1.40%

Industrial Development Authority of the City of Roanoke,
Hospital Revenue Bonds (Roanoke Memorial Hospitals, Community
Hospital of  Roanoke Valley, Bedford County Memorial
Hospital, Giles Memorial Hospital, Radford Community
Hospital, Franklin Memorial Hospital  and Saint Albans
Psychiatric Hospital Project), Series 1995 A, 3.30% 2019<F2>   1,600   1,600,000

Pre-Refunded<F1> -- 5.91%

Henry County Public Service Authority, Water and Sewer
Revenue Bonds, FGIC Insured, Series 1990, 7.20% 2019 (2000)    1,250   1,272,662

Norfolk:
  Capital Improvement and Refunding Bonds, Series 1992 A,
  6.00% 2011 (2001)                                              500     514,090

  Industrial Development Authority, Hospital Revenue Bonds:
    (Children's Hospital of the King's Daughters Obligated
    Group), Series 1991, AMBAC Insured, 7.00% 2011 (2001)        400     416,464

    (Sentara Hospitals -- Norfolk Project), Series 1991,
    7.00% 2020 (2000)                                            250     256,568

Prince William County Service Authority, Water and Sewer
System Revenue Bonds, Series 1991, FGIC Insured,
6.50% 2021 (2001)                                                680     706,445

Roanoke Public Improvement and Refunding Bonds, Series 1992 B:
  6.375% 2009 (2001)                                             250     259,773
  6.40% 2011 (2001)                                              500     522,060

University of Virginia, Hospital Revenue Bonds, Series 1984 A,
HIBI Insured, 9.875% 2001 (2000)                                  10      10,367

Upper Occoquan Sewage Authority, Regional Sewerage System
Revenue Bonds, Series 1991, MBIA Insured, 6.00% 2021 (2001)      700     710,647

Virginia Public Building Authority, State Building Revenue
Bonds, Series 1991 A, 6.50% 2011 (2001)                        1,750   1,820,525

Virginia Resources Authority, Water and Sewer Systems
Revenue Bonds, Series 1990, 7.25% 2011 (2000)                    250     256,122
                                                                       6,745,723

TOTAL TAX-EXEMPT SECURITIES MATURING IN
ONE YEAR OR LESS (cost: $8,035,000)                                    8,345,723

TOTAL TAX-EXEMPT SECURITIES (cost: $111,797,000)                     112,658,009

Excess of cash and receivables over payables                           1,540,889

NET ASSETS                                                          $114,198,898

[FN]
<F1> Parenthetical year represents date of pre-refunding.
<F2> Coupon rate changes periodically.See Notes to Financial Statements
[FN]

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia Financial Statements
(Graphic: Map of Virginia)

Statement of Assets and Liabilities
July 31, 2000
(dollars in thousands)

Assets:

Tax-exempt securities:
  Maturing in more than one year
    (cost: $103,762)                                                  $  104,312
  Maturing in one year or less
    (cost: $8,035)                                                         8,346

Cash                                                                          74

Receivables for --
  Sales of Fund's shares                                      $   513
  Interest                                                      1,769      2,282
                                                                         115,014

Liabilities:

Payables for --
  Purchases of investments                                        477
  Repurchases of Fund's shares                                     75
  Dividends                                                       148
  Management services                                              41
  Other expenses                                                   74        815

Net Assets at July 31, 2000                                           $  114,199

Shares of beneficial interest issued
  and outstanding (unlimited
  shares authorized)

Class A shares:
  Net assets                                                          $  114,040
  Shares outstanding                                                   7,323,399
  Net asset value per share                                               $15.57

Class B shares:
  Net assets                                                   $  159
  Shares outstanding                                                      10,213
  Net asset value per share                                               $15.57

Statement of Operations
For the year ended July 31, 2000
(dollars in thousands)

Investment Income:

Income:
  Interest on tax-exempt securities                                       $6,468
Expenses:
  Investment adviser fee                                      $   273
  Business management fee                                         219
  Distribution expenses - Class A                                 290
  Distribution expenses - Class B                                  --
  Transfer agent fee - Class A                                     58
  Transfer agent fee - Class B                                     --
  Reports to shareholders                                          26
  Registration statement and prospectus                            16
  Postage, stationery and supplies                                  7
  Trustees' fees                                                    7
  Auditing and legal fees                                          27
  Custodian fee                                                     6
  Other expenses                                                    1        930
Net investment income                                                      5,538

Realized Loss and Unrealized Appreciation on Investments:

Net realized loss                                                          (105)
Net unrealized appreciation:
  Beginning of year                                             2,811
  End of year                                                     861
    Net change in unrealized appreciation                                (1,950)
Net realized loss and change in unrealized appreciation                  (2,055)

Net Increase in Net Assets Resulting from Operations                      $3,483

Statement of Changes in Net Assets
                                                              Year ended July 31
(dollars in thousands)                                           2000       1999

Operations:

Net investment income                                      $    5,538 $    5,450
Net realized (loss) gain on investments                         (105)         64
Net change in unrealized appreciation
  on investments                                              (1,950)    (3,044)
  Net increase in net assets resulting
    from operations                                             3,483      2,470

Dividends and Distributions Paid to Shareholders:

Dividends from net investment income:
  Class A                                                     (5,537)    (5,453)
  Class B                                                         (1)         --
Distributions from net realized gain
  on investments:
    Class A                                                        --    (1,311)
    Class B                                                        --         --

  Total dividends and distributions                           (5,538)    (6,764)

Capital Share Transactions:

Proceeds from shares sold                                      25,575     25,326

Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on investments                           3,152      4,219

Cost of shares repurchased                                   (37,051)   (15,287)
  Net (decrease) increase in net assets
    resulting from capital share
    transactions                                              (8,324)     14,258

Total (Decrease) Increase in Net Assets                      (10,379)      9,964

Net Assets:
Beginning of year                                             124,578    114,614
End of year                                                  $114,199   $124,578


See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
Per-Share Data and Ratios

(Graphic: Map of Virginia)

                             Net gains
                             (losses) on                                                       Net
             Net             securities   Total              Distri-           Net           assets,            Ratio
            asset              (both      from    Dividends  butions          asset          end of  Ratio of  of  net
  Year     value,      Net    realized   invest.  (from net   (from   Total  value,   Total   year   exp. to   inc. to  Portfolio
  ended   beginning  invest.   and un-    oper-    invest.   capital distri- end of  return    (in   avg. net avg. net  turnover
 July 31   of year   income   realized)  ations    income)   gains)  butions  year    <F1>  millions) assets   assets     rate


Class A:
  2000     $15.82    $.74<F2> $(.25)<F2>   $.49     $(.74)  $ --      $(.74) $15.57   3.24% $114       .80%    4.77%    22.37%<F3>
  1999      16.36     .73      (.36)        .37      (.73)     (.18)   (.91)  15.82   2.21   125       .77     4.46     12.72
  1998      16.37     .78       .03         .81      (.78)     (.04)   (.82)  16.36   5.08   115       .78     4.73     24.66
  1997      15.77     .80       .60        1.40      (.80)    --       (.80)  16.37   9.10   101       .81     4.99     18.41
  1996      15.79     .81       .03         .84      (.81)     (.05)   (.86)  15.77   5.46   90        .79     5.11     27.34
Class B:
  2000<F4>  15.28     .18<F2>   .34<F2>     .52      (.23)    --       (.23)  15.57   3.30    --      1.55<F5> 4.03<F5> 22.37<F3>

<F1> Total returns exclude all sales charges, including contingent deferred sales charges.
<F2> Based on average shares outstanding.
<F3> Represents portfolio turnover rate (equivalent for all share classes) for the year ended July 31, 2000.
<F4> Per-share data from March 15, 2000 when Class B shares were first offered for sale.
<F5> Annualized.

Notes to Financial Statements

1.   Organization and Significant Accounting Policies
     Organization -- The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Funds offer Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%.Class B shares are sold without an initial sales charge but subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have pro rata rights to assets and dividends, and identical voting, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

     Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements:

     Security Valuation -- Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circum-stances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Trustees.

     Security Transactions and Related Investment Income -- Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the Funds will instruct the custodian to segregate liquid assets sufficient to meet their payment obligations in these transactions. Premiums and original issue discounts on securities purchased are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

     Dividends and Distributions to Shareholders -- Dividends to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

     Allocations -- Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between the share classes based on their relative net asset values. Distribution expenses, transfer agent fees, and other class-specific expenses, if any, are accrued daily and charged to the applicable share class.

2.   Federal Income Taxation

     The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intend to distribute all of their net taxable income and net capital gains for the fiscal year. As regulated investment companies, the Funds are not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds.

As of July 31, 2000, net unrealized appreciation on investments for book and Federal income tax purposes for the Maryland Fund aggregated $274,000; of which $2,615,000 related to appreciated securities and $2,341,000 related to depreciated securities. For the Virginia Fund, net unrealized appreciation aggregated $861,000, of which $2,534,000 related to appreciated securities and $1,673,000 related to depreciated securities. There was no difference between book and tax realized losses on securities transactions for the year ended July 31, 2000. The costs of portfolio securities for book and federal income tax purposes were $98,997,000 and $111,797,000, for the Maryland and Virginia Funds, respectively, at July 31, 2000.

3.   Fees and Transactions with Related Parties

     Business Management and Investment Advisory Fees -- Fees of $196,000 and $219,000 were incurred by the Maryland and Virginia Funds, respectively, during the year ended July 31, 2000, and were payable to Washington Management Corporation (WMC) as business manager of the Funds pursuant to the business management agreement under which WMC provides business management services. The agreement provides for monthly fees, accrued daily, computed at an annual rate of 0.135% of the first $60 million of average net assets for each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated, (JLC), earned $27,000 and $19,000 on its retail sales of shares and distribution plans of the Maryland and Virginia Funds, respectively, during the year ended July 31, 2000, and received no brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds.

Fees of $243,000 and $273,000 for investment advisory services were incurred by the Maryland and Virginia Funds, respectively, during the year ended July 31, 2000, pursuant to an investment advisory agreement with Capital Research and Management Company (CRMC). The agreement provides for monthly fees, accrued daily, based on an annual rate of .0165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).

     Distribution Expenses -- American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, received $43,000 (after allowances to dealers) during the year ended July 31, 2000, each for the Maryland and Virginia Funds, as its portion of the sales charges paid by purchasers of the Funds' Class A shares. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations.

     Pursuant to a Plan of Distribution for Class A shares, each Fund may expend up to 0.25% of Class A daily net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved in advance by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 2000, distribution expenses under each Plan for Class A shares were $251,000 and $290,000, including accrued and unpaid expenses of $38,000 and $44,000 for the Maryland and Virginia Funds, respectively. The aggregate amounts of Class A distribution expenses subject to recovery by AFD, which the Funds have not reimbursed, were $30,000 and $79,000, respectively. Some or all of the amounts not paid by the Funds' may be recovered by the Distributor in the future.

     Pursuant to a Plan of Distribution for Class B shares, each Fund may expend up to 1.00% of Class B daily net assets annually to compensate dealers for their selling and servicing efforts. The distribution expense, including accrued and unpaid expenses, under the Plan for Class B shares was $1,000 for the Maryland Fund.

     Transfer Agent Fee -- American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $56,000 and $58,000, respectively, during the year ended July 31, 2000.

     Deferred Trustees' Fees -- Independent Trustees may elect to defer part or all of the fees earned for services as members of the board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of July 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1994) net of any payments to Trustees, were $18,000 each for the Maryland and Virginia Funds.

     Affiliations -- WMC and JLC are both wholly owned subsidiaries of the Johnson-Lemon Group, Incorporated (JLG). All the officers of the Trust and three of its trustees are affiliated with JLG. No such persons received any remuneration directly from the Trust.

     CRMC is wholly owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC.

4.   Investment Transactions and Other Disclosures

     During the fiscal year ending July 31, 2000, the Maryland and Virginia Funds made purchases of investment securities of $11,537,000 and $25,003,000, and sales of $18,589,000 and $33,450,000, respectively.
Short-term securities transactions were excluded.

     Pursuant to the custodian agreements, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. The custodian fees of $5,000 and $6,000 for the Maryland and Virginia Funds, respectively, were paid by these credits rather than in cash.

     As of July 31, 2000, net assets consisted of the following:

                                             The Tax-Exempt     The Tax-Exempt
(dollars in thousands)                      Fund of Maryland   Fund of Virginia

Capital paid in on shares of
   beneficial interest                          $100,668           $113,454
Accumulated net realized loss                      (243)              (116)
Net unrealized appreciation                          274                861
Net Assets                                      $100,699           $114,199

The Tax-Exempt Fund of Maryland

Capital share transactions were as follows:

                                                Year ended July 31, 2000    Year ended July 31, 1999
(dollars in thousands)                            Amount         Shares       Amount         Shares
  Class A shares:
    Sold                                         $17,737      1,177,963      $22,658      1,410,162
    Reinvestment of dividends and distributions    3,025        200,758        3,694        230,443
    Repurchased                                  (28,531)    (1,890,566)     (14,037)      (874,913)
    Net (decrease) increase in Class A            (7,769)      (511,845)      12,315        765,692

  Class B shares:<F1>
    Sold                                            1,183         78,684           --             --
    Reinvestment of dividends                           2            144           --             --
    Repurchased                                       (11)          (713)          --             --
      Net increase in Class B                       1,174         78,115           --             --

  Total net (decrease) increase in share transactions

                                                 $(6,595)      (433,730)     $12,315        765,692

<F1>Class B shares offered for sale commencing March 15, 2000

The Tax-Exempt Fund of Virginia

                                                Year ended July 31, 2000    Year ended July 31, 1999
(dollars in thousands)                            Amount         Shares       Amount         Shares

  Class A shares:
    Sold                                         $ 25,419      1,651,889      $25,326      1,549,930
    Reinvestment of dividends and distributions     3,152        205,216        4,219        258,204
    Repurchased                                  (37,051)    (2,408,606)     (15,287)      (938,045)
      Net (decrease) increase in Class A          (8,480)      (551,501)       14,258        870,089
  Class B shares:<F1>
    Sold                                              156         10,184           --             --
    Reinvestment of dividends                          --             39           --             --
    Repurchased                                        --           (10)           --             --
      Net increase in Class B                         156         10,213          --              --

  Total net (decrease) increase in share transactions

                                                $( 8,324)      (541,288)      $14,258        870,089

FN>
<F1>Class B shares offered for sale commencing March 15, 2000

Report of Independent Accountants

To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I

     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2000, the results of each of their operations, the changes in each of their net assets and each of their per-share data and ratios for the years indicated, in conformity with generally accepted accounting principles in the United States. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

(signature: PriceWaterhouseCoopers LLP)

Los Angeles, California
August 31, 2000

Tax Information (unaudited)

During the fiscal year ended July 31, 2000, the Maryland and Virginia Funds paid 74.6 and 73.6 cents per Class A share, and 22.6 and 22.5 cents per Class B share, respectively, of exempt-interest distributions within the meaning of Section 852(b)(5)(A) of the Internal Revenue Code.

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the calendar year-end information you receive from the Funds' transfer agent.

Since the amounts above are reported for the Funds' fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2001 to determine the calendar year amounts to be included on their 2000 tax returns.
Shareholders should consult their tax advisers.

Shareholder Services

(Logo: The American Funds Group (R))

(Graphic: telephone)

American FundsLine(R)
Use our 24-hour automated phone system for fund information and transactions.

(Graphic: Computer)

FundsLine Online(R)
Visit our Web site when you want to access your account, download a prospectus, or find fund information.

(Graphic: coins)

Reduced sales charge
Larger purchases may qualify for a reduced sales charge. To help reach a breakpoint, you may:
     - Add your present purchase to the value of all eligible household accounts and/or

     - Add your present purchase to purchases you intend to make over 13 months.

Assets in money market funds generally do not apply when determining sales charges.

(Graphic: Stylized Bank Building)

American FundsLink(SM)
Link your fund account to your bank account for direct transfers between the two and to purchase shares using American FundsLine or FundsLine OnLine.

(Graphic: calendar)

Automatic Transactions
Use this service when you want to purchase, sell and exchange shares on a regular basis.

(Graphic: Hominid directing funds from box to box)

Flexible dividend options
Use your dividend and capital gain distributions to meet your changing needs.

You may:

     - Invest dividends and capital gain distributions back into the fund
     - Diversify by investing dividends and capital gain distributions into another American Fund.
     - Take dividends in cash
     - Have dividends paid directly to someone else.

Because certain transactions have restrictions or tax consequences, please consult your financial adviser before requesting changes.

Would you like more information?

Your financial adviser will be happy to explain these services in greater detail, or you may contact American Funds Service Company.

To contact The American Funds Service Company:

Shareholder Services Representative --

8 a.m. to 8 p.m. Eastern time, Monday- Friday -- 800/421-0180
American FundsLine -- 24-hour automated telephone system -- 800/325-3590 FundsLine OnLine -- Web site -- www.americanfunds.com
By mail -- Write to P.O. Box 2280, Norfolk, VA, 23501-2280

Please obtain the applicable prospectuses from your financial adviser or our Web site and read them carefully before investing or sending money. American Funds reserves the right to terminate or modify these services.

The American Funds Tax-Exempt Series I

Board of Trustees

James H. Lemon, Jr.
Chairman of the Trust
Chairman and Chief Executive Officer, The Johnston-Lemon Group,
Incorporated

Stephen Hartwell
Chairman Emeritus of the Trust
Chairman, Washington Management Corporation

Harry J. Lister
President of the Trust
President, Washington Management Corporation

Cyrus A. Ansary
President, Investment Services International LLC

James C. Miller III
Counselor, Citizens for a Sound Economy

T. Eugene Smith
President, T. Eugene Smith, Inc.

Margita E. White
President, Association for Maximum Service Television Inc.

Stephen G. Yeonas
Chairman and Chief  Executive Officer, Stephen G. Yeonas Co.

Other officers

Jeffrey L. Steele
Executive Vice President of the Trust
Director and Executive Vice President, Washington Management Corporation

Howard L. Kitzmiller
Senior Vice President, Secretary/Treasurer of the Trust
Director, Senior Vice President, Secretary and Assistant Treasurer, Washington Management Corporation

Lois A. Erhard
Vice President of the Trust
Vice President, Washington Management Corporation

Michael W. Stockton
Assistant Vice President, Assistant Secretary and Assistant Treasurer of the Trust
Vice President, Assistant Secretary and Assistant Treasurer, Washington Management Corporation

J. Lanier Frank
Assistant Vice President of the Trust
Assistant Vice President, Washington Management Corporation

Ashley L. Shaw
Assistant Secretary of the Trust
Assistant Secretary, Washington Management Corporation


Office of the Funds and of the Business Manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment ADVISER

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA  90071-1443

135 South State College Boulevard
Brea, CA  92821-5804

Transfer Agent

American Funds Service Company
P.O. Box 2280Norfolk, VA  23501-2280

Custodian of Assets

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY  10081-0001

Counsel

Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC  20005-2216

Principal Underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA  90071-1462

Independent Accountants

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA  90071-3406


There are two ways to invest in The Tax-Exempt Fund of Maryland and the Tax-Exempt Fund of Virginia. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Class B shares have no up-front charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time.

For information about your account or any of the Funds' services or for a prospectus on any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after September 30, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

(Logo: Recycled)

Printed on recycled paper

TEFMD/TEFVA-011-0900


(Logo: The Amerrican Funds Group (R))
The American Funds Tax-Exempt Series I
The Tax-Exempt Fund of Maryland / The Tax-Exempt Fund of Virginia